EARNINGS PER SHARE (Details Narrative) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Restricted Stock Units (RSUs) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares converted	1,405,316	1,172,848
Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares converted	15,209,998	16,207,673